Loans - Additional Information (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accrual of interest on mortgage and commercial loans if discontinued for maximum days	90 days	90 days
Charge-off of unsecured open end loans	180 days	180 days
Charge down to the net realizable value, other secured loans due	120 days	120 days
Prior loss experience of company	3 years	3 years
Default occurs when TDR due, transferred to non accrual status or other real estate owned within twelve months of restructuring	90 days	90 days